INCOME TAX - Current and Deferred Components of Income Tax (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Abstract]
Current tax expense	€ (14)	€ (32)	€ (30)
Deferred tax benefit / (expense)	31	14	(2)
Total income tax benefit / (expense)	€ 17	€ (18)	€ (32)